Investments (Credit Quality of Commercial Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 33,440	$ 32,482
% of Total	100.00%	100.00%
Estimated Fair Value	$ 34,245	$ 34,039
% of Total	100.00%	100.00%
Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 30,145	$ 28,317
% of Total	90.20%	87.20%
Estimated Fair Value	$ 30,996	$ 29,860
% of Total	90.50%	87.70%
65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 2,749	$ 3,260
% of Total	8.20%	10.00%
Estimated Fair Value	$ 2,730	$ 3,322
% of Total	8.00%	9.80%
76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 0	$ 117
% of Total	0.00%	0.40%
Estimated Fair Value	$ 0	$ 121
% of Total	0.00%	0.30%
Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 546	$ 788
% of Total	1.60%	2.40%
Estimated Fair Value	$ 519	$ 736
% of Total	1.50%	2.20%
Greater than 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 31,586	$ 30,086
Greater than 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	28,828	26,810
Greater than 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	2,550	2,783
Greater than 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	109
Greater than 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	208	384
1.00x - 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,162	1,393
1.00x - 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	909	746
1.00x - 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	138	391
1.00x - 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
1.00x - 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	115	256
Less than 1.00x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	692	1,003
Less than 1.00x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	408	761
Less than 1.00x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	61	86
Less than 1.00x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	8
Less than 1.00x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 223	$ 148